Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Mar. 31, 2013
Current assets
Cash and cash equivalents	$ 1,258,338	$ 1,591,507
Accounts receivable, net	77,873	154,471
Investment tax credits receivable	306,942	293,806
Other tax credits	142,373	126,517
Prepaid expenses	15,680	22,345
Total Current Assets	1,801,206	2,188,646
Investments	191,001	198,037
Long term deposits	9,722	9,722
Intangible assets	21,403	24,615
Property and equipment, net	23,185	26,607
Total Assets	2,046,517	2,447,627
Current liabilities
Accounts payable	14,403	9,879
Accrued liabilities	60,167	66,591
Deferred revenue	223,779	217,065
Total current liabiliities	298,349	293,535
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2012 and March 31, 2012.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2012 and March 31, 2012.
Common shares, no par value, Unlimited authorized shares; 135,460,867 shares issued and outstanding as at June 30, 2013 and 135,460,867 shares as at March 31, 2013.	19,362,796	19,362,796
Additional paid-in capital	2,865,740	2,865,740
Accumulated deficit	(20,428,240)	(20,313,500)
Accumulated other comprehensive income	(52,128)	239,056
Total shareholders' equity	1,748,168	2,154,092
Total liability and equity	$ 2,046,517	$ 2,447,627